Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Inventories [Abstract]
Inventories	$ 1,836	$ 1,634
Lubricants [Member]
Inventories [Abstract]
Inventories	$ 1,836	$ 1,634